Staff costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Incentive awards granted:
Current year bonus	£ 1,422	£ 1,278	£ 1,202
Deferred bonus	786	636	543
Total incentive awards granted	2,208	1,914	1,745
Reconciliation of incentive awards granted to income statement charge:
Less: deferred bonuses granted but not charged in current year	(555)	(452)	(384)
Add: current year charges for deferred bonuses from previous years	426	405	390
Other differences between incentive awards granted and income statement charge	3	(2)	(1)
Income statement charge for performance costs	2,082	1,865	1,750
Other income statement charges:
Salaries	5,099	4,994	5,120
Social security costs	863	754	755
Retirement benefits	572	558	539
Other compensation costs	637	587	555
Total compensation costs	9,253	8,758	8,719
Other resourcing costs:
Outsourcing	929	693	601
Redundancy and restructuring	199	235	452
Temporary staff costs	70	61	91
Other	156	129	154
Total other resourcing costs	1,354	1,118	1,298
Total staff costs	£ 10,607	£ 9,876	£ 10,017
Group compensation costs as a % of total income	31.80%	32.70%	34.40%
Group staff costs as a % of total income	36.40%	36.90%	39.50%
Internally generated | Software
Other income statement charges:
Total compensation costs	£ 834	£ 875	£ 860
Defined contribution schemes
Other income statement charges:
Retirement benefits	382	377	371
Pension defined benefit plans
Other income statement charges:
Retirement benefits	£ 190	£ 181	£ 168